Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Amounts Payable Under Operating Leases
Future minimum amounts payable as of December 31, 2020, under the office facilities operating leases and data center agreements are as follows:

Year Ending December 31,	Operating Leases
2021	$4,029
2022	3,109
2023	1,381
2024	459
2025 and thereafter	—
Total minimum lease payments	$8,978